FINANCE LEASE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Lease Abstract
Finance lease agreement with maximum lease term.	5 years
Interest income on lease receivable	$ 16,201